Share Capital and Earnings Per Share - Summary of Basic and Diluted Earnings Per Common Share (Detail) - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Basic earnings per common share	CAD 0.98	CAD 1.42
Diluted earnings per common share	CAD 0.98	CAD 1.41